Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS/(LOSS) PER SHARE
20.
EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted earnings/(loss) per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the if-converted method and the treasury stock method. The effect of the convertible senior notes was excluded from the computation of diluted net earnings/(loss) per share for the years ended December 31, 2023, 2024 and 2025, as its effect would be anti-dilutive. The effect of share options was excluded from the computation of diluted net loss per share for the year ended December 31, 2025, as its effect would be anti-dilutive.

Basic and diluted earnings/(loss) per Class A and Class B ordinary share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	Year ended December 31,
	2023		2024		2025		2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In thousands)
Earnings/(loss) per share—basic:
Numerator
Net income/(loss) attributable to iQIYI, Inc.	1,048,303	877,166	418,801	345,258	(113,311)	(16,203)	(93,000)	(13,299)
Numerator used for basic earnings/(loss) per share	1,048,303	877,166	418,801	345,258	(113,311)	(16,203)	(93,000)	(13,299)
Denominator
Weighted average number of ordinary shares outstanding	3,634,425,531	3,041,097,278	3,688,877,543	3,041,097,278	3,705,258,164	3,705,258,164	3,041,097,278	3,041,097,278
Denominator used for basic earnings/(loss) per share	3,634,425,531	3,041,097,278	3,688,877,543	3,041,097,278	3,705,258,164	3,705,258,164	3,041,097,278	3,041,097,278
Earnings/(loss) per share—basic	0.29	0.29	0.11	0.11	(0.03)	(0.00)	(0.03)	(0.00)

Earnings/(loss) per share—diluted:
Numerator
Allocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders	1,067,342	858,127	422,331	341,728	(113,311)	(16,203)	(93,000)	(13,299)
Reallocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	858,127	—	341,728	—	(93,000)	(13,299)	—	—
Numerator used for diluted earnings/(loss) per share	1,925,469	858,127	764,059	341,728	(206,311)	(29,502)	(93,000)	(13,299)
Denominator
Weighted average number of ordinary shares outstanding	3,634,425,531	3,041,097,278	3,688,877,543	3,041,097,278	3,705,258,164	3,705,258,164	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	3,041,097,278	—	3,041,097,278	—	3,041,097,278	3,041,097,278	—	—
Share-based awards	148,105,257	—	69,525,328	—	—	—	—	—
Denominator used for diluted earnings/(loss) per share	6,823,628,066	3,041,097,278	6,799,500,149	3,041,097,278	6,746,355,442	6,746,355,442	3,041,097,278	3,041,097,278
Earnings/(loss) per share—diluted	0.28	0.28	0.11	0.11	(0.03)	(0.00)	(0.03)	(0.00)